Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal			$ 441	$ 164	$ 118
State			143	51	41
Foreign			70	64	86
Total current			654	279	245
Federal			(116)	(606)	(74)
State			50	(86)	(17)
Foreign			(24)	65	0
Deferred income taxes			(90)	(627)	(91)
Income tax benefit (expense)	$ 35	$ (121)	$ 564	$ (348)	$ 154